Capital Stock and Changes in Capital Accounts, textuals 5 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Stock repurchased and retired, shares	853,607	154,091
Stock Repurchased and Retired During Period, Value	$ 6,044	$ 1,187